CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Costs, Capitalized During Period	$ 56,506	$ 40,482	$ 22,230